Share Capital - Range of Exercise Prices of Stock Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	38,327	48,656	47,646
Weighted average remaining term (years)	3 years 21 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 35.88	$ 37.53	$ 38.04
Stock options exercisable (in shares) | shares	7,841	17,970
Weighted average exercise price, options exercisable (in CAD per share)	$ 39.19	$ 39.59
$20.76 - $24.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	2,697
Weighted average remaining term (years)	3 years 3 months 21 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 20.95
Stock options exercisable (in shares) | shares	566
Weighted average exercise price, options exercisable (in CAD per share)	$ 20.76
$20.76 - $24.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.76
$20.76 - $24.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 24.99
$25.00 - $29.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	7,526
Weighted average remaining term (years)	4 years 2 months 15 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 29.21
Stock options exercisable (in shares) | shares	1
Weighted average exercise price, options exercisable (in CAD per share)	$ 28.63
$25.00 - $29.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	25.00
$25.00 - $29.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 29.99
$30.00 - $34.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	2,726
Weighted average remaining term (years)	3 years 6 months 29 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 32.37
Stock options exercisable (in shares) | shares	219
Weighted average exercise price, options exercisable (in CAD per share)	$ 32.56
$30.00 - $34.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	30.00
$30.00 - $34.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.99
$35.00 - $39.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	15,227
Weighted average remaining term (years)	2 years 7 months 2 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 37.46
Stock options exercisable (in shares) | shares	3,148
Weighted average exercise price, options exercisable (in CAD per share)	$ 37.34
$35.00 - $39.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	35.00
$35.00 - $39.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 39.99
$40.00 - $44.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	7,679
Weighted average remaining term (years)	2 years 8 months 26 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 42.04
Stock options exercisable (in shares) | shares	2,894
Weighted average exercise price, options exercisable (in CAD per share)	$ 43.23
$40.00 - $44.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	40.00
$40.00 - $44.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	1,839
Weighted average remaining term (years)	1 year 5 months 1 day
Weighted average exercise price, options outstanding (in CAD per share)	$ 45.19
Stock options exercisable (in shares) | shares	1,013
Weighted average exercise price, options exercisable (in CAD per share)	$ 45.14
$45.00 - $49.99 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 49.99
$50.00 - $54.24
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	633
Weighted average remaining term (years)	5 years 9 months 29 days
Weighted average exercise price, options outstanding (in CAD per share)	$ 54.24
Stock options exercisable (in shares) | shares	0
Weighted average exercise price, options exercisable (in CAD per share)	$ 0
$50.00 - $54.24 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 50.00
$50.00 - $54.24 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices		$ 54.24